Employee benefits	12 Months Ended
Dec. 31, 2025
Employee benefits
Employee benefits

27.Employee benefits

The following table shows the employee benefits of the Group.

	At December 31,
(Euro thousands)	2025	2024
Post-employee benefits	10,006	12,838
Other long-term employee benefits	1,636	4,402
Total long-term employee benefits	11,642	17,240

The net balance of post-employee benefits as at December 31, 2025 is a liability of €10,006 thousand (December 31, 2024: €12,838 thousand) and all the benefits are classified as defined-benefit plans.

The following table presents the changes in long-term employee benefits:

	Defined-benefit	Defined-benefit	Other long-term
(Euro thousands)	plan in Italy (TFR)	plans in Austria	employee benefits	Total
At January 1, 2024	2,290	11,306	4,376	17,972
Current service costs	49	482	147	678
Interest expenses	64	380	62	506
Actuarial losses in other comprehensive loss	(46)	(18)	13	(51)
Actuarial gains in profit or loss	—	—	(91)	(91)
Benefits paid	(276)	(1,326)	(105)	(1,707)
Contributions	—	(65)	—	(65)
Exchange differences	—	(2)	—	(2)
At December 31, 2024	2,081	10,757	4,402	17,240
Current service costs	38	421	80	539
Interest expenses	60	367	38	465
Actuarial gains in other comprehensive loss	(10)	(515)	—	(525)
Actuarial gains in profit or loss	—	—	(2,686)	(2,686)
Benefits paid	(131)	(1,329)	(198)	(1,658)
Transfer to held for sale	(1,729)	—	—	(1,729)
Exchange differences	—	(4)	—	(4)
At December 31, 2025	309	9,697	1,636	11,642

The current service costs and interest expenses are recognized in the statement of profit or loss. The actuarial differences for other long-term employee benefits are also recognized in the statement of profit or loss.

The breakdown of the defined-benefit obligations by type of benefit plan is as follows:

	At December 31,
(Euro thousands)	2025	2024
Defined-benefit plan in Italy
- Italian leaving indemnities	309	2,081
Defined-benefit plans in Austria
- Severance payments	5,724	6,375
- Pensions liability	3,973	4,382
	9,697	10,757
Total defined-benefit obligations	10,006	12,838

Defined-benefit plan in Italy

Defined-benefit plan in Italy was Trattamento di Fine Rapporto (“TFR”), a legally required end-of-service allowance, paid regardless of the reason for the employee’s departure from the company.

Defined-benefit plans in Austria

These commitments include the legal requirements for entitled employees who joined the Austrian parent company before 2003 to a one-off severance compensation payment if their employment relationship is terminated or when they retire. The amount of these payments depends on the length of service and the employee’s wages or salaries at the end of employment. These commitments include individual commitments to three former Management Board members.

As at December 31, 2025, the fair value of defined-benefit plans attributable to Group companies operating in the Austria is a net recognized commitment of €9,697 thousand (December 31, 2024: €10,757 thousand). It is detailed below:

	At December 31,
(Euro thousands)	2025	2024
Fair value of plan liabilities	10,894	11,894
Fair value of plan assets	(1,197)	(1,137)
Defined-benefit plans in Austria	9,697	10,757

The composition of the main plan assets on the reporting date is as follows:

	At December 31,
(Euro thousands)	2025	2024
Equity investments	558	585
Real estates	259	273
Bonds	135	131
Alternative investments	—	100
Qualified insurance policies	245	—
Liquid funds	—	48
Total plan assets	1,197	1,137

The main actuarial assumptions used are as follows:

	At December 31, 2025		At December 31, 2024
	Defined-benefit	Defined-benefit	Defined-benefit	Defined-benefit
	plan in	plans in	plan in	plans in
	Italy (TFR)	Austria	Italy (TFR)	Austria
Average duration of plan (years)	15.50~15.76	8.30~11.30	7.8~17.53	7.40~11.00
Discount rate	2.36%~3.98%	3.88%~4.06%	2.57%~3.41%	3.25%~3.45%
Inflation rate	1.61%~2.18%	N.A.	1.84%~2.21%	N.A.
Salary increase rate	0.50%~2.50%	1.70%~3.00%	2.50%	1.70%~3.00%

For the demographic assumptions used in measuring the defined benefit liabilities, the figure used as a benchmark for the mortality rate is the standard one for each local population, broken down by age and gender, while for the staff turnover rate annual frequencies have been calculated based on the individual companies’ data.

With respect to the December 31, 2025 liability, a sensitivity analysis was performed on the main actuarial variables such as discount rate, salary changes and inflation rate. The analysis did not lead to significant changes in the liability, except for the sensitivity analysis conducted on the discount rate. A 100-basis-point decrease in the discount rate would result in a €1.30 million increase in the amount of the defined-benefit obligation as of December 31, 2025 (December 31, 2024: €1.01 million).